Employee Benefits Obligation - Summary of Expenses Charged to Statement of Profit or Loss (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Changes in net defined benefit liability (asset) resulting from expense (income) in profit or loss [abstract]
Current service cost	$ 11	$ 128	$ 125	$ 127
Interest cost	9	33	31	37
Past service cost				(93)
Expenses charged to statement of profit or loss	$ 20	$ 161	$ 156	$ 71